River Financial Corporation (Parent Company Only) Financial Information - Statements of Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Condensed Income Statements Captions [Line Items]
Other income	$ 156	$ 44	$ 307	$ 88	$ 275	$ 211
Total interest income	11,632	8,716	22,986	16,915	36,685	32,170
Interest expense - note payable	392	62	791	122	485	249
Legal and other professional fees	252	173	429	283	798	505
Data processing expense	720	429	1,407	846	3,527	1,689
Other expenses	1,262	878	2,495	1,696	3,731	3,392
Applicable income tax benefit	732	671	1,451	1,298	2,383	4,519
Net income	$ 2,720	$ 2,265	$ 5,369	$ 4,524	8,506	8,295
River Financial Corporation
Condensed Income Statements Captions [Line Items]
Cash dividends from River Bank & Trust					3,750	2,250
Other income					22
Total interest income					3,772	2,250
Interest expense - note payable					485	249
Legal and other professional fees					394	101
Data processing expense					77	4
Stockholders' meeting expense					12	11
Other expenses					61	10
Total expenses					1,029	375
Net income before tax benefit					2,743	1,875
Applicable income tax benefit					(182)	(134)
Net income before undistributed net income of River Bank & Trust					2,925	2,009
Equity in undistributed net income of River Bank & Trust					5,581	6,286
Net income					$ 8,506	$ 8,295